Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Humana Retirement Savings Plan
Plan #002 EIN #61-0647538
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions, as of December 31, 2025

	Total That Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
Participant contributions transferred late to the Plan	$—	$75,821	$—	$—

Check here if Late Participant Loan Repayments are included:☐